Employee Benefit Plan, Summary of Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan's net assets at fair value as of December 31, 2025 and 2024:

	Total	Level 1	Level 2	Level 3
December 31, 2025:
Mutual funds	$193,133,113	$193,133,113	$—	$—
Common stock fund:
Common stock	1,462,775	1,462,775	—	—
Money market fund	14,446	14,446	—	—
Total common stock fund	1,477,221	1,477,221	—	—
Total Plan assets in fair value hierarchy	194,610,334	194,610,334	—	—

Collective trust funds, at net asset value (*)	14,185,853
Total investments	$208,796,187

	Total	Level 1	Level 2	Level 3
December 31, 2024:
Mutual funds	$172,844,709	$172,844,709	$—	$—
Common stock fund:
Common stock	1,475,450	1,475,450	—	—
Money market fund	15,118	15,118	—	—
Total common stock fund	1,490,568	1,490,568	—	—
Total Plan assets in fair value hierarchy	174,335,277	174,335,277	—	—

Collective trust funds, at net asset value (*)	11,797,641
Total investments	$186,132,918

(*) In accordance with ASC 820-10, certain investments that are measured at net asset value per share (or its equivalent as a practical expedient) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.